Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Capital Stock
Schedule of temporary equity

Capital stock is as follows:

	March 31, 2026		December 31, 2025
	Number of shares	APIC Amount	Number of shares	APIC Amount
Forge Nano, Inc. - Preferred stock:
Series A - $0.0001 par value (voting) - Authorized - 858,410 shares	858,410	$31,235	858,410	$31,235
Series B - $0.0001 par value (voting) - Authorized – 130,939 shares	130,939	7,070	130,939	7,070
Series C - $0.0001 par value (voting) - Authorized - 687,179 shares	687,179	50,042	687,179	50,042
Series D - $0.0001 par value (voting) - Authorized - 527,688 shares	339,145	63,430	248,820	48,191
Total	2,015,673	$151,777	1,925,348	$136,538

Capital stock as of December 31 is as follows:

	2025		2024
	Number of	APIC	Number of	APIC
	shares	Amount	shares	Amount
Forge Nano, Inc. - Preferred stock:
Series A – $0.0001 par value (voting) – Authorized - 858,410 shares	858,410	$31,235	858,410	$31,235
Series B – $0.0001 par value (voting) – Authorized – 130,939 shares	130,939	7,070	130,939	7,070
Series C – $0.0001 par value (voting) – Authorized – 942,500 shares	687,179	50,042	687,179	50,042
Series D – $0.0001 par value (voting) – Authorized – 527,688 shares	248,820	48,191	—	—
Total	1,925,348	$136,538	1,676,528	$88,347